Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000010158 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class A Shares)	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class A Shares, without a sales charge, returned 15.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class A Shares)	February 18, 1992	9.05%	8.60%	10.28%
JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge		15.09	9.78	10.88
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010160 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class C Shares)	$172	1.60%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class C Shares, without a sales charge, returned 14.52% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class C Shares)	November 4, 1997	13.52%	9.23%	10.43%
JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge		14.52	9.23	10.43
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010157 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	HLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class I Shares)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class I Shares returned 15.37% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class I Shares)	March 2, 1989	15.37%	10.07%	11.20%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Mar. 02, 1989
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000077259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JMGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R2 Shares returned 14.75% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	June 19, 2009	14.75%	9.46%	10.60%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Jun. 19, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.45% of the Fund's Class R2 Shares average daily net assets to 1.40% of the Fund's Class R2 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.45% of the Fund's Class R2 Shares average daily net assets to 1.40% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173559 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R3 Shares returned 15.02% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	September 9, 2016	15.02%	9.73%	10.86%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.20% of the Fund's Class R3 Shares average daily net assets to 1.15% of the Fund's Class R3 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.20% of the Fund's Class R3 Shares average daily net assets to 1.15% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173560 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JMGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R4 Shares returned 15.33% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	September 9, 2016	15.33%	10.00%	11.14%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.95% of the Fund's Class R4 Shares average daily net assets to 0.90% of the Fund's Class R4 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.95% of the Fund's Class R4 Shares average daily net assets to 0.90% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000106055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JMGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R5 Shares returned 15.49% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	November 1, 2011	15.49%	10.19%	11.34%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class R5 Shares average daily net assets to 0.74% of the Fund's Class R5 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class R5 Shares average daily net assets to 0.74% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000106056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JMGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R6 Shares returned 15.61% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	November 1, 2011	15.61%	10.28%	11.41%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,591,027,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 67,189,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70% of the Fund's Class R6 Shares average daily net assets to 0.65% of the Fund's Class R6 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70% of the Fund's Class R6 Shares average daily net assets to 0.65% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010744 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class A Shares
Trading Symbol	OIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class A Shares)	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class A Shares, without a sales charge, returned 13.17% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class A Shares)	February 18, 1992	7.23%	11.64%	9.02%
JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge		13.17	12.85	9.61
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010746 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class C Shares
Trading Symbol	OINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class C Shares)	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class C Shares, without a sales charge, returned 12.63% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class C Shares)	November 4, 1997	11.63%	12.29%	9.17%
JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge		12.63	12.29	9.17
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010743 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class I Shares)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class I Shares returned 13.46% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class I Shares)	July 2, 1987	13.46%	13.14%	9.89%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jul. 02, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000098140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R2 Shares
Trading Symbol	OIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R2 Shares)	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R2 Shares returned 12.87% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R2 Shares)	February 28, 2011	12.87%	12.56%	9.33%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173561 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R3 Shares
Trading Symbol	OIEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R3 Shares)	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R3 Shares returned 13.13% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R3 Shares)	September 9, 2016	13.13%	12.84%	9.61%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173562 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R4 Shares
Trading Symbol	OIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R4 Shares)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R4 Shares returned 13.47% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R4 Shares)	September 9, 2016	13.47%	13.13%	9.88%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000098141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R5 Shares
Trading Symbol	OIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R5 Shares)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R5 Shares returned 13.62% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R5 Shares)	February 28, 2011	13.62%	13.31%	10.06%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000109963 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R6 Shares
Trading Symbol	OIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R6 Shares)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R6 Shares returned 13.74% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R6 Shares)	January 31, 2012	13.74%	13.42%	10.16%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,836,022,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 178,869,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010748 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class A Shares
Trading Symbol	OGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class A Shares)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class A Shares, without a sales charge, returned 14.66% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class A Shares)	February 18, 1992	8.65%	14.87%	12.53%
JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge		14.66	16.12	13.14
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,412,730,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010750 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class C Shares
Trading Symbol	OEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class C Shares)	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class C Shares, without a sales charge, returned 13.98% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class C Shares)	November 4, 1997	12.98%	15.42%	12.57%
JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge		13.98	15.42	12.57
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,412,730,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010747 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class I Shares
Trading Symbol	HLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class I Shares)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class I Shares returned 14.95% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class I Shares)	July 2, 1991	14.95%	16.40%	13.42%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Jul. 02, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,412,730,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	OGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class R6 Shares returned 15.12% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class R6 Shares)	September 1, 2016	15.12%	16.59%	13.58%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 01, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,412,730,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	PECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class A Shares)	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class A Shares, without a sales charge, returned 6.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class A Shares)	May 1, 1992	1.22%	7.69%	5.65%
JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge		6.85	8.86	6.22
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	May 01, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	ODMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class C Shares)	$164	1.58%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class C Shares, without a sales charge, returned 6.34% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class C Shares)	March 22, 1999	5.34%	8.33%	5.77%
JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge		6.34	8.33	5.77
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	WOOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class I Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class I Shares returned 7.16% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class I Shares)	June 1, 1991	7.16%	9.14%	6.49%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	Jun. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	WOOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R3 Shares returned 6.88% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	September 9, 2016	6.88%	8.86%	6.22%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	WOOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R4 Shares returned 7.15% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	September 9, 2016	7.15%	9.13%	6.48%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	WOOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R6 Shares returned 7.40% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	November 2, 2015	7.40%	9.42%	6.75%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 334,157,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,952,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class A Shares)	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class A Shares, without a sales charge, returned 14.44% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class A Shares)	February 22, 1994	8.43%	15.52%	16.64%
JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge		14.44	16.77	17.27
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Feb. 22, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class C Shares)	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class C Shares, without a sales charge, returned 13.86% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class C Shares)	November 4, 1997	12.86%	16.19%	16.80%
JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge		13.86	16.19	16.80
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	SEEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class I Shares)	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class I Shares returned 14.72% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class I Shares)	February 28, 1992	14.72%	17.06%	17.53%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Feb. 28, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JLGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R2 Shares returned 14.16% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R2 Shares)	November 3, 2008	14.16%	16.48%	16.97%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JLGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R3 Shares returned 14.44% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R3 Shares)	September 9, 2016	14.44%	16.77%	17.25%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JLGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R4 Shares returned 14.73% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R4 Shares)	September 9, 2016	14.73%	17.06%	17.53%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000076449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R5 Shares returned 14.89% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R5 Shares)	April 14, 2009	14.89%	17.23%	17.72%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Apr. 14, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000093777 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JLGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R6 Shares returned 15.01% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R6 Shares)	November 30, 2010	15.01%	17.35%	17.84%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 114,064,398,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 422,369,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	OLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class A Shares)	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class A Shares, without a sales charge, returned 12.83% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class A Shares)	February 18, 1992	6.90%	15.69%	9.82%
JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge		12.83	16.93	10.41
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class C Shares)	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class C Shares, without a sales charge, returned 12.25% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class C Shares)	March 22, 1999	11.25%	16.33%	9.96%
JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge		12.25	16.33	9.96
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	HLQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class I Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class I Shares returned 13.05% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class I Shares)	March 1, 1991	13.05%	17.19%	10.65%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Mar. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JLVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R2 Shares)	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R2 Shares returned 12.55% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R2 Shares)	November 3, 2008	12.55%	16.61%	10.11%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205210 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	OLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R3 Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R3 Shares returned 12.82% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R3 Shares)	October 1, 2018	12.82%	16.91%	10.40%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205209 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	OLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R4 Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R4 Shares returned 13.06% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R4 Shares)	October 1, 2018	13.06%	17.20%	10.66%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033523 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R5 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R5 Shares returned 13.29% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R5 Shares)	May 15, 2006	13.29%	17.38%	10.83%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093778 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R6 Shares returned 13.36% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R6 Shares)	November 30, 2010	13.36%	17.50%	10.93%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,050,019,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,634,000
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	PGSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class A Shares)	$125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class A Shares, without a sales charge, returned 2.55% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class A Shares)	July 1, 1991	(2.85)%	1.97%	7.76%
JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge		2.55	3.08	8.34
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Jul. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class C Shares)	$175	1.74%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class C Shares, without a sales charge, returned 2.03% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class C Shares)	November 4, 1997	1.03%	2.57%	7.91%
JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge		2.03	2.57	7.91
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	OGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class I Shares)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class I Shares returned 2.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class I Shares)	March 26, 1996	2.85%	3.35%	8.62%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Mar. 26, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class L Shares
Trading Symbol	JISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class L Shares)	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class L Shares returned 3.01% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class L Shares)	February 19, 2005	3.01%	3.50%	8.78%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$150	1.49%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R2 Shares returned 2.37% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R2 Shares)	November 3, 2008	2.37%	2.83%	8.08%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190882 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R3 Shares returned 2.55% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R3 Shares)	July 31, 2017	2.55%	3.09%	8.34%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190883 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R4 Shares returned 2.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R4 Shares)	July 31, 2017	2.85%	3.35%	8.62%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R5 Shares returned 2.95% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R5 Shares)	September 9, 2016	2.95%	3.49%	8.78%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093779 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R6 Shares returned 3.06% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R6 Shares)	November 30, 2010	3.06%	3.60%	8.89%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,233,053,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 22,426,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010894 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	PSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class A Shares)	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class A Shares, without a sales charge, returned 3.63% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class A Shares)	January 27, 1995	(1.79)%	11.79%	5.41%
JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge		3.63	13.00	5.99
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010896 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class C Shares)	$171	1.69%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class C Shares, without a sales charge, returned 3.08% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class C Shares)	March 22, 1999	2.08%	12.43%	5.55%
JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge		3.08	12.43	5.55
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010893 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	PSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class I Shares)	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class I Shares returned 3.90% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class I Shares)	January 27, 1995	3.90%	13.29%	6.26%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R2 Shares)	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R2 Shares returned 3.31% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R2 Shares)	November 3, 2008	3.31%	12.69%	5.71%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R3 Shares)	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R3 Shares returned 3.57% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R3 Shares)	September 9, 2016	3.57%	12.97%	5.97%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R4 Shares)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R4 Shares returned 3.83% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R4 Shares)	September 9, 2016	3.83%	13.26%	6.23%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033524 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R5 Shares)	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R5 Shares returned 3.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R5 Shares)	May 15, 2006	3.99%	13.42%	6.39%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010897 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R6 Shares)	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R6 Shares returned 4.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R6 Shares)	February 22, 2005	4.09%	13.53%	6.50%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,183,140,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class A Shares
Trading Symbol	ONGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class A Shares)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class A Shares, without a sales charge, returned 12.28% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class A Shares)	December 10, 1996	7.21%	11.45%	9.20%
JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge		12.28	12.48	9.70
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,066,502,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,724,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010905 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class C Shares
Trading Symbol	OGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class C Shares)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class C Shares, without a sales charge, returned 11.64% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class C Shares)	July 1, 1997	10.64%	11.89%	9.22%
JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge		11.64	11.89	9.22
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,066,502,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,724,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class I Shares
Trading Symbol	ONIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class I Shares returned 12.52% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class I Shares)	December 10, 1996	12.52%	12.74%	9.97%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,066,502,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,724,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191459 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class R6 Shares returned 12.80% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class R6 Shares)	July 31, 2017	12.80%	13.01%	10.14%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,066,502,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,724,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010907 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class A Shares
Trading Symbol	ONGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class A Shares)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class A Shares, without a sales charge, returned 11.05% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class A Shares)	December 10, 1996	6.04%	8.86%	7.55%
JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge		11.05	9.86	8.05
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,991,111,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,314,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class C Shares
Trading Symbol	ONECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class C Shares)	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class C Shares, without a sales charge, returned 10.48% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class C Shares)	July 1, 1997	9.48%	9.29%	7.58%
JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge		10.48	9.29	7.58
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,991,111,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,314,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010906 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class I Shares
Trading Symbol	ONGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class I Shares returned 11.32% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class I Shares)	December 10, 1996	11.32%	10.12%	8.31%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,991,111,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,314,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191460 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class R6 Shares
Trading Symbol	JFBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class R6 Shares returned 11.54% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	July 31, 2017	11.54%	10.40%	8.49%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,991,111,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,314,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010911 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class A Shares
Trading Symbol	OGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class A Shares)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class A Shares, without a sales charge, returned 10.16% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class A Shares)	December 10, 1996	5.23%	6.64%	6.04%
JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge		10.16	7.63	6.53
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,597,054,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,680,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010913 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class C Shares
Trading Symbol	OGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class C Shares)	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class C Shares, without a sales charge, returned 9.56% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class C Shares)	July 1, 1997	8.56%	7.09%	6.07%
JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge		9.56	7.09	6.07
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,597,054,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,680,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class I Shares
Trading Symbol	OIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class I Shares returned 10.40% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class I Shares)	December 10, 1996	10.40%	7.91%	6.80%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,597,054,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,680,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191469 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	JFQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class R6 Shares returned 10.75% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class R6 Shares)	July 31, 2017	10.75%	8.18%	6.98%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,597,054,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,680,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010915 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class A Shares
Trading Symbol	OICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class A Shares, without a sales charge, returned 8.81% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class A Shares)	December 10, 1996	3.88%	3.78%	4.14%
JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge		8.81	4.74	4.62
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,988,962,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,923,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010917 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class C Shares
Trading Symbol	OCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class C Shares, without a sales charge, returned 8.24% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class C Shares)	July 1, 1997	7.24%	4.21%	4.16%
JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge		8.24	4.21	4.16
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,988,962,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,923,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010914 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class I Shares
Trading Symbol	ONCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class I Shares returned 9.09% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class I Shares)	December 10, 1996	9.09%	5.02%	4.89%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,988,962,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,923,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191474 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class R6 Shares returned 9.37% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	July 31, 2017	9.37%	5.28%	5.06%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,988,962,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,923,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)